Trade and other payables (Tables)	3 Months Ended
Nov. 30, 2024
Trade and other payables.
Schedule of trade and other payables

	As at	As at
	November 30,	August 31,
	2024	2024
	$	$
Trade payable	1,644,607	3,883,020
Salaries and vacation payable	415,268	614,488
	2,059,875	4,497,508